Condensed consolidated balance sheet - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Assets
Cash and balances at central banks	£ 76,743	£ 85,182
Trading assets	47,366	46,537
Derivatives	63,157	60,789
Settlement balances	10,015	645
Loans to banks - amortised cost	7,342	6,958
Loans to customers - amortised cost	435,908	418,881
Other financial assets	86,552	79,770
Other assets (including intangible assets)	18,284	15,791
Total assets	745,367	714,553
Liabilities
Bank deposits	50,002	44,092
Customer deposits	448,605	442,998
Settlement balances	9,995	942
Trading liabilities	50,637	49,022
Derivatives	56,256	53,974
Other financial liabilities	72,034	67,599
Subordinated liabilities	6,606	6,123
Notes in circulation	3,110	3,164
Other liabilities	4,294	4,026
Total liabilities	701,539	671,940
Equity
Ordinary shareholders' interests	38,748	38,028
Other owners' interests	5,070	4,571
Owners' equity	43,818	42,599
Non-controlling interests	10	14
Total equity	43,828	42,613
Total liabilities and equity	£ 745,367	£ 714,553